Shareholders' Equity - Additional Information (Detail) (USD $)	5 Months Ended	12 Months Ended
	Aug. 05, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 27, 2014
Class of Stock [Line Items]
Ordinary shares, shares outstanding		41,852,928	41,764,240
Ordinary Shares, held by the company		5,410,773	4,439,687
Repurchase of Ordinary Shares, value					$ 30,000,000
Repurchase of Ordinary Shares, shares	971,086
Repurchase of Ordinary Shares, average purchase price per share	$ 15.01
Ordinary Shares repurchased	14,600,000
Repurchase program termination date		Aug. 05, 2014
Options to purchase, shares outstanding		2,657,388	3,423,566
Restricted shares, granted		274,607
Exercise price of options awarded		May not be less than 100% of the fair market value
Equity remuneration plans		Vest as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years
Expiration period of options		7 years
Compensation cost charged against income		3,192,000	3,182,000	3,070,000
Dividend yield assumed		$ 0
Aggregate intrinsic value		$ 14.80
Weighted average grant date fair value of employee options		$ 4.38	$ 3.67	$ 3.15
Total intrinsic value		4,800,000	2,400,000	800,000
Dividend yield		0.00%	0.00%	0.00%
Expected life		4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility		30.70%	34.20%	42.60%
Risk free interest rate		1.50%	1.50%	1.50%
Total unrecognized compensation cost related to non-vested employee options		2,600,000
Compensation cost, recognition period		4 years
Total unrecognized compensation cost related to non-vested non-employee options		100,000
Cash dividends on retained earnings		303,950,000	268,570,000
Minimum [Member]
Class of Stock [Line Items]
Percentage of incentive provided		20.00%
Tax on dividend received		15.00%
Maximum [Member]
Class of Stock [Line Items]
Percentage of incentive provided		50.00%
Tax on dividend received		25.00%
Orbotech Ltd. [Member]
Class of Stock [Line Items]
Ordinary Shares, held by the company		1,993,918
Subsidiaries [Member]
Class of Stock [Line Items]
Ordinary Shares, held by the company		3,416,855
Non Employee [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding		55,080	64,475
Weighted average grant date fair value of employee options		$ 5.91	$ 6.25	$ 3.54
Total intrinsic value		29,300	50,800	27,300
Restricted Stock [Member]
Class of Stock [Line Items]
Restricted shares, granted, vested		3,226
Non-performance-based RSU, outstanding		1,608	3,226
Weighted average grant date fair value of employee restricted shares awarded		$ 15.61	$ 12.11	$ 9.40
Total fair value of employee restricted shares vested		50,000	100,000	600,000
Total unrecognized compensation cost related to non-vested employee restricted shares		3,700,000
Restricted shares awarded to non employees		1,608
Restricted Stock [Member] | Non Employee [Member]
Class of Stock [Line Items]
Restricted shares, granted, vested		0	0
Total fair value of employee restricted shares vested				4,000
Restricted shares awarded to non employees		0	0	0
Equity Awards [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding, vested		1,812,618
Ordinary shares available for future equity awards		189,116
Ordinary shares outstanding		3,427,630
Compensation cost charged against income		3,100,000	3,000,000	2,900,000
Restricted Stock Units RSUs [Member]
Class of Stock [Line Items]
Restricted shares, granted, vested		160,345
Non-performance-based RSU, outstanding		434,054	472,143
Weighted average grant date fair value of employee restricted shares awarded		$ 15.56	$ 11.95	$ 8.61
Total intrinsic value of employee RSUs		$ 2,400,000	$ 1,000,000	$ 1,500,000
Total unrecognized compensation cost related to non-vested employee restricted shares		$ 3,700,000
Restricted shares awarded to non employees		168,876
Restricted Stock Units RSUs [Member] | Non Employee [Member]
Class of Stock [Line Items]
Restricted shares, granted, vested		2,917	1,834	1,000
Non-performance-based RSU, outstanding		6,501	7,433
Weighted average grant date fair value of employee restricted shares awarded		$ 15.57	$ 11.93	$ 8.49
Dividend yield		0.00%	0.00%	0.00%
Expected life		7 years	7 years	7 years
Expected volatility		37.70%	38.70%	38.10%
Risk free interest rate		1.50%	1.50%	1.50%
Restricted shares awarded to non employees		1,985
2000 Plan [Member]
Class of Stock [Line Items]
Percentage of incentive provided		50.00%
Expiration date		Jun. 04, 2015
Options to purchase, shares outstanding		2,694,428
Options to purchase, shares outstanding, vested		1,521,579
Ordinary shares available for future equity awards		45,679
2000 Plan [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Restricted shares, granted, vested		272,999
2010 Plan [Member]
Class of Stock [Line Items]
Percentage of incentive provided		50.00%
Expiration date		Jul. 14, 2020
Ordinary shares available for future equity awards		143,437
Ordinary Shares subject to awards		250,000
2010 Plan [Member] | Non-Performance Based RSUs [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding		328,493
2010 Plan [Member] | Performance Based RSU [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding		112,062
Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding		18,040